Offsets	Feb. 10, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93677
Initial Filing Date	Feb. 10, 2025
Fee Offset Claimed	$ 1,127,752.71
Explanation for Claimed Amount
***
Emerson Electric Co. previously paid U.S. $1,127,752.71 upon the filing of its combined Tender Offer Statement and Rule 13e-3 Transaction Statement filed under cover of Schedule TO on February 10, 2025, in connection with the transaction reported hereby.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Emerson Electric Co.
Form or Filing Type	SC TO
File Number	005-93677
Filing Date	Feb. 10, 2025
Fee Paid with Fee Offset Source	$ 1,127,752.71